IFRS 7 - Disclosure - Market Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Market Risk [line items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	32 days
Positive trading days	88.00%
Number of day losses exceeding VaR	4 days
Percentage of P&C deposits in total funding	70.00%
100 bps increase [member]
Market Risk [line items]
EVE Sensitivity	$ (1,876)	$ (1,832)
Increase (decrease) to economic value of shareholders equity from prior period	44
NII Sensitivity	1,926	890
Increase (decrease) to net interest income from last period	1,036
100 bps decrease [member]
Market Risk [line items]
EVE Sensitivity	277	618
Increase (decrease) to economic value of shareholders equity from prior period	(341)
NII Sensitivity	(872)	$ (1,231)
Increase (decrease) to net interest income from last period	$ (359)